Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) - Aphrodite’s Marketing, Inc. [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisitions (Details) - Schedule of assets acquired and liabilities (Parentheticals) [Line Items]
Current assets including cash	$ 60,287
Liabilities assumed including loans payable	2,304,438
Liabilities assumed note payable- long term	$ 150,000